Trade receivables and other current assets	6 Months Ended
Jun. 30, 2025
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Trade receivables and other current assets

Note 9. Trade receivables and other current assets

9.1 Trade receivables

	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
Trade receivables	6,714	8,776
Allowance for expected credit losses	-	-
Total net value of trade receivables	6,714	8,776

All trade receivables have payment terms of less than one year.

The trade receivables increase as of June 30, 2025 is mainly due to invoicing under the AZ JRCA with AZ Ireland .

9.2 Subsidies receivables

	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
Research tax credit	14,521	16,382
Other subsidies	-	-
Total subsidies receivables	14,521	16,382

9.3 Other current assets

	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
VAT receivables	1,147	3,271
Income tax receivable	210	210
Prepaid expenses and other prepayments	3,428	2,823
Tax and social receivables	445	731
Deferred expenses and other current assets	298	298
Total other current assets	5,528	7,333

Prepaid expenses and other prepayments primarily include advances to our sub-contractors on research and development activities. These mainly relate to advance payments to suppliers of biological raw materials and to third parties participating in product manufacturing.

As of December 31, 2024, and June 30, 2025, we prepaid certain clinical and manufacturing costs related to our product candidates UCART22 and UCART20x22.